Expense Example	Jan. 31, 2024 USD ($)
Administrative Shares Prospectus | DREYFUS CASH MANAGEMENT | administrative shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	108
Expense Example, with Redemption, 5 Years	190
Expense Example, with Redemption, 10 Years	430
Administrative Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Administrative Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	29
Expense Example, with Redemption, 3 Years	97
Expense Example, with Redemption, 5 Years	171
Expense Example, with Redemption, 10 Years	390
Administrative Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Administrative Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	31
Expense Example, with Redemption, 3 Years	99
Expense Example, with Redemption, 5 Years	173
Expense Example, with Redemption, 10 Years	392
Administrative Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Administrative Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	30
Expense Example, with Redemption, 3 Years	100
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	403
Administrative Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Administrative Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	93
Expense Example, with Redemption, 5 Years	166
Expense Example, with Redemption, 10 Years	378
BOLD Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - BOLD Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	265
Institutional Shares Prospectus | DREYFUS CASH MANAGEMENT | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Institutional Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash mangement - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	265
Insitutional Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	67
Expense Example, with Redemption, 5 Years	117
Expense Example, with Redemption, 10 Years	267
Insitutional Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	265
Insitutional Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	65
Expense Example, with Redemption, 5 Years	115
Expense Example, with Redemption, 10 Years	265
Insitutional Shares Prospectus | DREYFUS TAX EXEMPT CASH MANAGEMENT FUND | DREYFUS TAX EXEMPT CASH MANAGEMENT - Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	20
Expense Example, with Redemption, 3 Years	78
Expense Example, with Redemption, 5 Years	140
Expense Example, with Redemption, 10 Years	325
Investor Shares Prospectus | DREYFUS CASH MANAGEMENT | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	53
Expense Example, with Redemption, 3 Years	169
Expense Example, with Redemption, 5 Years	295
Expense Example, with Redemption, 10 Years	664
Investor Shares Prospectus | Dreyfus Government Cash Management | dreyfus government cash management - Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	576
Investor Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	147
Expense Example, with Redemption, 5 Years	257
Expense Example, with Redemption, 10 Years	578
Investor Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	564
Investor Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	43
Expense Example, with Redemption, 3 Years	141
Expense Example, with Redemption, 5 Years	249
Expense Example, with Redemption, 10 Years	564
Participant Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Participant Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	59
Expense Example, with Redemption, 3 Years	192
Expense Example, with Redemption, 5 Years	337
Expense Example, with Redemption, 10 Years	759
Participant Shares Prospectus | Dreyfus Government Securities Cash Management | Dreyfus Government Securities Cash Management - Participant Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	761
Participant Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Participant Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	747
Participant Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Participant Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	58
Expense Example, with Redemption, 3 Years	189
Expense Example, with Redemption, 5 Years	332
Expense Example, with Redemption, 10 Years	747
Service Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,234
Service Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	99
Expense Example, with Redemption, 3 Years	315
Expense Example, with Redemption, 5 Years	550
Expense Example, with Redemption, 10 Years	1,222
Service Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	100
Expense Example, with Redemption, 3 Years	319
Expense Example, with Redemption, 5 Years	555
Expense Example, with Redemption, 10 Years	1,234
Spark Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management-SPARK Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	18
Expense Example, with Redemption, 3 Years	71
Expense Example, with Redemption, 5 Years	129
Expense Example, with Redemption, 10 Years	300
Wealth Shares Prospectus | Dreyfus Government Cash Management | Dreyfus Government Cash Management - Wealth Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	151
Expense Example, with Redemption, 5 Years	266
Expense Example, with Redemption, 10 Years	601
Wealth Shares Prospectus | Dreyfus Treasury Obligations Cash Management | Wealth Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	44
Expense Example, with Redemption, 3 Years	145
Expense Example, with Redemption, 5 Years	255
Expense Example, with Redemption, 10 Years	576
Wealth Shares Prospectus | DREYFUS TREASURY SECURITIES CASH MANAGEMENT | Wealth Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	45
Expense Example, with Redemption, 3 Years	148
Expense Example, with Redemption, 5 Years	260
Expense Example, with Redemption, 10 Years	$ 589